Acquisition of Patents - Additional Information (Detail) - USD ($)		12 Months Ended
	Oct. 16, 2012	May. 31, 2015	May. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Asset purchase, cash paid	$ 3,500,000
Intangible asset acquired		$ 3,500,000	$ 3,500,000
Estimated aggregate future amortization expense in year one		350,000
Estimated aggregate future amortization expense in year two		350,000
Estimated aggregate future amortization expense in year three		350,000
Estimated aggregate future amortization expense in year four		350,000
Estimated aggregate future amortization expense in year five		$ 350,000
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Asset purchase, cash paid	$ 3,500,000
Remaining approximate life		8 years
Amortization expense related to patents		$ 350,000	$ 350,000